ACCOUNTS RECEIVABLE (Schedule of Accounts Receivable) (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Accounts receivable:
Gross	¥ 214,142	¥ 237,624
Unearned interest	(15,130)	(15,997)
Total accounts receivable	199,012	221,627
Less: allowance for doubtful accounts	(100,462)	(66,857)	¥ (35,347)	¥ (14,041)
Total accounts receivable, net	¥ 98,550	¥ 154,770